OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

February 2, 20154

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rochester AMT-Free New York Municipal Fund (the “Registrant”)
Reg. No. 2-91683; File No. 811-4054

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2015.

Sincerely,

/s/ Edward Gizzi,
Edward Gizzi
Vice President & Associate Counsel
212.323.4091
egizzi@ofiglobal.com

cc:	Kramer Levin Naftalis and Frankel LLP
KPMG LLP
Gloria LaFond